Expense Example {- Fidelity Health Savings Fund} - 09.30 Fidelity Health Savings Fund Class K PRO-02 - Fidelity Health Savings Fund - Class K	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480